ACQUISITION OF DECAHEDRON, LTD. (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Intangible assets	$ 50,000	$ 50,000
Decahedron Ltd [Member] | Preliminary Allocation as of February 10, 2017 [Member]
Current assets		6,537
Intangible assets		50,000
Other assets		305,400
Total assets acquired		361,937
Liabilities assumed:
Debt		804,819
Total liabilities assumed		804,819
Net assets acquired		(442,882)
Consideration:
Value of Common Stock Issued at Acquisition		1,479,000
Goodwill		1,921,882
Decahedron Ltd [Member] | Allocation Adjustments [Member]
Current assets
Intangible assets
Other assets		(216,562)
Total assets acquired		(216,562)
Liabilities assumed:
Debt		(188,560)
Total liabilities assumed		(188,560)
Net assets acquired		(28,002)
Consideration:
Value of Common Stock Issued at Acquisition
Goodwill		28,002
Decahedron Ltd [Member] | Final Allocation [Member]
Current assets		6,537
Intangible assets		50,000
Other assets		88,838
Total assets acquired		145,375
Liabilities assumed:
Debt		616,259
Total liabilities assumed		616,259
Net assets acquired		(470,884)
Consideration:
Value of Common Stock Issued at Acquisition		1,479,000
Goodwill		$ 1,949,884